Investment Securities - Summary of Ranges Used in Valuation of Non-Agency Mortgage-Backed Securities Other Than Temporarily Impaired (Detail)	Dec. 31, 2012	Dec. 31, 2011
Prime Minimum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	6.00%	4.00%
Lifetime probability of default rates	3.00%	2.00%
Lifetime loss severity rates	40.00%	40.00%
Prime Maximum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	22.00%	15.00%
Lifetime probability of default rates	6.00%	9.00%
Lifetime loss severity rates	50.00%	50.00%
Prime Average [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	14.00%	14.00%
Lifetime probability of default rates	4.00%	3.00%
Lifetime loss severity rates	47.00%	46.00%
Non-Prime Minimum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	3.00%	2.00%
Lifetime probability of default rates	3.00%	1.00%
Lifetime loss severity rates	45.00%	8.00%
Non-Prime Maximum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	10.00%	11.00%
Lifetime probability of default rates	10.00%	20.00%
Lifetime loss severity rates	65.00%	70.00%
Non-Prime Average [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	6.00%	6.00%
Lifetime probability of default rates	7.00%	5.00%
Lifetime loss severity rates	56.00%	52.00%